Label		Element	Value
Prospectus [Line Items]		rr_ProspectusLineItems
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name		dei_EntityRegistrantName	ADVISORONE FUNDS
Central Index Key		dei_EntityCentralIndexKey	0001029068
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	adv
Document Creation Date		dei_DocumentCreationDate	Sep. 01, 2015
Document Effective Date		dei_DocumentEffectiveDate	Sep. 01, 2015
Prospectus Date		rr_ProspectusDate	Sep. 01, 2015
CLS Global Diversified Equity Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	CLS GLOBAL DIVERSIFIED EQUITY FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective is long-term growth of capital without regard to current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of the portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as "Underlying Funds." The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing in Underlying Funds that primarily invest in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The Underlying Funds used by the Fund in its allocations consist primarily of ETFs. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund’s adviser, as well as CLS’s assessment of asset class trends, asset class fundamentals, diversification impact, fundamental research and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies.

• Investing under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) in equity securities. This is achieved by investing directly in equities or indirectly by investing in Underlying Funds.

• Investing, under normal market conditions, in at least three different countries, and approximately 40% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) outside the U.S.

Because the Fund invests across multiple asset classes and is invested to maintain a relatively consistent level of risk, the Fund’s risk budget benchmark is included to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s risk budget benchmark is comprised 60% of the Russell 3000 Index and 40% of the Morgan Stanley Capital International All-Country World Index (excluding the United States) (“MSCI ACWI (ex-US)”). The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market. The Russell 3000 Index is an index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

For purposes of the Fund’s 80% and 40% policies discussed above, the Fund will “look through” investments in Underlying Funds and will include such investments in their respective percentage totals where the identity of the underlying portfolio securities can be reasonably determined.

CLS seeks to control risk within a given range by estimating the risk of the Fund’s investments and keeping it near that of the risk budgeted benchmark. CLS’s assessment of a portfolio’s risk evaluates multiple risk factors over various time frames, including the portfolio’s volatility and performance during down periods.

CLS actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity asset classes, the percent allocated to individual equities will vary depending on which asset classes are selected for the portfolio. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance. When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income. CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Investing under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) in equity securities.
Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Additionally, the risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Risk Lose Money [Text]		rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance, as well as against a customized risk budget benchmark.  The risk budget benchmark shows how the Fund’s performance compares to a custom composite with similar risk levels as the Fund.  The risk budget benchmark consists of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US).  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance, as well as against a customized risk budget benchmark.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class N Shares Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 20.66% (quarter ended, June 30, 2009) and the lowest return for a quarter was -25.50% (quarter ended December 31, 2008). The year to date return of the Fund’s Class N shares for the period ended June 30, 2015 was 1.61%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year to date return of the Fund’s Class N shares
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.61%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.66%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.50%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class N Shares only and will differ from Class C Shares because Class C Shares have a higher expense ratio.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
CLS Global Diversified Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year	[1]	rr_AverageAnnualReturnYear01	12.56%
5 Years	[1]	rr_AverageAnnualReturnYear05	15.63%
10 Years	[1]	rr_AverageAnnualReturnYear10	7.94%
CLS Global Diversified Equity Fund | Risk Budget Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year		rr_AverageAnnualReturnYear01	5.75%
5 Years		rr_AverageAnnualReturnYear05	11.11%
10 Years		rr_AverageAnnualReturnYear10	6.91%
CLS Global Diversified Equity Fund | Class C
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CLCCX
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.42%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.44%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	2.42%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 345
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	759
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,299
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,775
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	759
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,299
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,775
Label		rr_AverageAnnualReturnLabel	return before taxes
1 Year		rr_AverageAnnualReturnYear01	2.91%
5 Years		rr_AverageAnnualReturnYear05	8.59%
10 Years		rr_AverageAnnualReturnYear10	4.94%
CLS Global Diversified Equity Fund | Class N
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CLSAX
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	785
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,722
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	454
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	785
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,722
Annual Return 2005		rr_AnnualReturn2005	9.43%
Annual Return 2006		rr_AnnualReturn2006	12.84%
Annual Return 2007		rr_AnnualReturn2007	13.77%
Annual Return 2008		rr_AnnualReturn2008	(42.76%)
Annual Return 2009		rr_AnnualReturn2009	40.10%
Annual Return 2010		rr_AnnualReturn2010	15.75%
Annual Return 2011		rr_AnnualReturn2011	(6.91%)
Annual Return 2012		rr_AnnualReturn2012	14.24%
Annual Return 2013		rr_AnnualReturn2013	24.10%
Annual Return 2014		rr_AnnualReturn2014	3.72%
Label	[4]	rr_AverageAnnualReturnLabel	return before taxes
1 Year	[4]	rr_AverageAnnualReturnYear01	3.72%
5 Years	[4]	rr_AverageAnnualReturnYear05	9.64%
10 Years	[4]	rr_AverageAnnualReturnYear10	5.97%
CLS Global Diversified Equity Fund | Class N | Return after taxes on distributions
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[5]	rr_AverageAnnualReturnYear01	2.65%
5 Years	[5]	rr_AverageAnnualReturnYear05	9.33%
10 Years	[5]	rr_AverageAnnualReturnYear10	5.36%
CLS Global Diversified Equity Fund | Class N | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[5]	rr_AverageAnnualReturnYear01	2.30%
5 Years	[5]	rr_AverageAnnualReturnYear05	7.57%
10 Years	[5]	rr_AverageAnnualReturnYear10	4.78%
CLS Growth and Income Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	CLS GROWTH AND INCOME FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective is a combination of current income and growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of the portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as "Underlying Funds." The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing in Underlying Funds that invest in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund’s adviser, as well as CLS’s assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies.

• Although the Fund’s allocation may vary over time, the Fund typically invests approximately 50% of its total assets to equity securities (with the allowable range set at approximately 30-70%) and approximately 50% of its total assets to fixed income securities (with the allowable range set at approximately 30-70%), including cash and cash equivalents.

Because the Fund invests across multiple asset classes and is invested to maintain a relatively consistent level of risk, the Fund’s risk budget benchmark is included to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s risk budget benchmark is comprised 55% of a diversified equity portfolio and 45% of the 1-3 month U.S. Treasury Index. The diversified equity portfolio is defined as 60% of the Russell 3000 Index and 40% of the MSCI ACWI (ex-US). The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market. The Russell 3000 Index is an index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

CLS seeks to control risk within a given range by estimating the risk of the Fund’s investments and keeping it near that of the risk budget benchmark. CLS’s assessment of a portfolio’s risk evaluates multiple risk factors over various time frames, including the portfolio’s volatility and performance during down periods.

CLS actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance. When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income. CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates. CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Additionally, the risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Risk Lose Money [Text]		rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance, as well as against a customized risk budget benchmark. The risk budget benchmark shows how the Fund’s performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of (i) 55% of a risk budget benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 45% of the 1-3 month Treasury Bill index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance, as well as against a customized risk budget benchmark.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class N Shares Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 13.32% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.93% (quarter ended December 31, 2008) . The year to date return for the period ended June 30, 2015 was 0.56%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year to date return for the period
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.56%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	13.32%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(13.93%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
CLS Growth and Income Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year	[1]	rr_AverageAnnualReturnYear01	12.56%
5 Years	[1]	rr_AverageAnnualReturnYear05	15.63%
10 Years	[1]	rr_AverageAnnualReturnYear10	7.94%
CLS Growth and Income Fund | Risk Budget Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year		rr_AverageAnnualReturnYear01	3.23%
5 Years		rr_AverageAnnualReturnYear05	6.27%
10 Years		rr_AverageAnnualReturnYear10	4.78%
CLS Growth and Income Fund | Class N
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CLERX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	[6]	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	[7]	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	476
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	825
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,809
Annual Return 2005		rr_AnnualReturn2005	4.39%
Annual Return 2006		rr_AnnualReturn2006	8.37%
Annual Return 2007		rr_AnnualReturn2007	6.56%
Annual Return 2008		rr_AnnualReturn2008	(30.18%)
Annual Return 2009		rr_AnnualReturn2009	23.41%
Annual Return 2010		rr_AnnualReturn2010	11.78%
Annual Return 2011		rr_AnnualReturn2011	0.11%
Annual Return 2012		rr_AnnualReturn2012	11.22%
Annual Return 2013		rr_AnnualReturn2013	10.68%
Annual Return 2014		rr_AnnualReturn2014	2.18%
Label		rr_AverageAnnualReturnLabel	return before taxes
1 Year		rr_AverageAnnualReturnYear01	2.18%
5 Years		rr_AverageAnnualReturnYear05	7.08%
10 Years		rr_AverageAnnualReturnYear10	3.87%
CLS Growth and Income Fund | Class N | Return after taxes on distributions
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	1.58%
5 Years	[8]	rr_AverageAnnualReturnYear05	6.17%
10 Years	[8]	rr_AverageAnnualReturnYear10	2.97%
CLS Growth and Income Fund | Class N | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	1.38%
5 Years	[8]	rr_AverageAnnualReturnYear05	5.35%
10 Years	[8]	rr_AverageAnnualReturnYear10	2.90%
CLS Global Growth Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	CLS GLOBAL GROWTH FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective is total return, consisting of capital growth and income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of the portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as "Underlying Funds." The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing primarily in Underlying Funds that invest in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund's adviser, as well as CLS's assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies.

• Investing, under normal market conditions, in at least three different countries, and approximately 40% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) outside the U.S.

• Although the Fund's allocation may vary over time, the Fund typically invests approximately 75% of its total assets in equity securities (with the allowable range set between 55-95%) and approximately 25% of its total assets to diversifying asset classes such as commodities and fixed income securities, including cash and cash equivalents (with the allowable range set between 5-45%).

Because the Fund invests across multiple asset classes and is invested to maintain a relatively consistent level of risk, the Fund’s risk budget benchmark is included to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s risk budget benchmark is comprised 80% of a diversified equity portfolio and 20% of the 1-3 month U.S. Treasury Index. The diversified equity portfolio is defined as 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US). The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market. The Russell 3000 Index is an index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

For purposes of the Fund’s 40% policy discussed above, the Fund will “look through” investments in Underlying Funds and will include such investments in their respective percentage totals where the identity of the underlying portfolio securities can be reasonably determined.

CLS seeks to control risk within a given range by estimating the overall risk of the Fund's investments and keeping it near that of the risk budget benchmark. CLS’s assessment of a portfolio's risk evaluates multiple risk factors over various time frames, including the portfolio's volatility and performance during down periods.

CLS actively manages the Fund's investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance. When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income. CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates. CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Investing, under normal market conditions, in at least three different countries, and approximately 40% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) outside the U.S.
Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Additionally, the risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Risk Lose Money [Text]		rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund byshowing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year, for five years and over the life of the Fund compared with those of a broad measure of market performance, as well as a customized risk budget benchmark. The risk budget benchmark shows how the Fund’s performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of (i) 80% of a risk budget benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 20% of the 1-3 month Treasury Bill index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year, for five years and over the life of the Fund compared with those of a broad measure of market performance, as well as a customized risk budget benchmark.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class N Shares Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 20.07% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.34% (quarter ended December 31, 2008). The year to date return for the period ended June 30, 2015 was 2.33%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year to date return for the period
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.33%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.07%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.34%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
CLS Global Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year	[1]	rr_AverageAnnualReturnYear01	12.56%
5 Years	[1]	rr_AverageAnnualReturnYear05	15.63%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	7.81%
CLS Global Growth Fund | Risk Budget Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year		rr_AverageAnnualReturnYear01	4.76%
5 Years		rr_AverageAnnualReturnYear05	9.21%
Since Inception		rr_AverageAnnualReturnSinceInception	5.63%
CLS Global Growth Fund | Class N
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CLBLX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	[6]	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	[9]	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	820
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,805
Annual Return 2007		rr_AnnualReturn2007	15.35%
Annual Return 2008		rr_AnnualReturn2008	(42.16%)
Annual Return 2009		rr_AnnualReturn2009	36.11%
Annual Return 2010		rr_AnnualReturn2010	14.31%
Annual Return 2011		rr_AnnualReturn2011	(3.98%)
Annual Return 2012		rr_AnnualReturn2012	12.88%
Annual Return 2013		rr_AnnualReturn2013	18.92%
Annual Return 2014		rr_AnnualReturn2014	2.83%
Label		rr_AverageAnnualReturnLabel	return before taxes
1 Year		rr_AverageAnnualReturnYear01	2.83%
5 Years		rr_AverageAnnualReturnYear05	8.66%
Since Inception	[10]	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 27, 2006
CLS Global Growth Fund | Class N | Return after taxes on distributions
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	2.17%
5 Years	[8]	rr_AverageAnnualReturnYear05	7.82%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	3.57%
CLS Global Growth Fund | Class N | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	1.75%
5 Years	[8]	rr_AverageAnnualReturnYear05	6.67%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	3.27%
CLS Domestic Equity Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	CLS DOMESTIC EQUITY FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective is long-term growth of capital without regard to current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of the portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	0.37%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as "Underlying Funds." The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing in Underlying Funds that invest in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants). The Underlying Funds are selected based on CLS’ “factor-based analysis” as discussed below. These investments may include smaller and medium capitalization companies.

• Investing, under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) in U.S. equity securities. This is achieved by investing directly in equities or indirectly by investing in Underlying Funds.

CLS utilizes “factor-based analysis” to actively manage risk within the Fund. CLS uses fundamental and technical analysis of the following factors to evaluate the securities held by the Underlying Funds: size (based on market capitalization), value (based on characteristics such as price-to-book ratio), momentum (based on price performance), volatility (based on price volatility), and quality.(based on financial strength and profitability).

For purposes of the Fund’s 80% policy discussed above, the Fund will “look through” investments in Underlying Funds and will include such investments in their respective percentage totals where the identity of the underlying portfolio securities can be reasonably determined.

Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Many factors affect the Fund’s performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Risk Lose Money [Text]		rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year, for five years and over the life of the Fund compared with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year, for five years and over the life of the Fund compared with those of a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class N Shares Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 21.01% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.36% (quarter ended December 31, 2008). The year to date return for the period ended June 30, 2015 was 2.09%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year to date return for the period
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.09%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.01%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.36%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
CLS Domestic Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year	[1]	rr_AverageAnnualReturnYear01	12.56%
5 Years	[1]	rr_AverageAnnualReturnYear05	15.63%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	7.64%
CLS Domestic Equity Fund | Class N
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CLDEX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	[6]	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.75%
Fee Waiver or Reimbursement	[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	524
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,039
Annual Return 2007		rr_AnnualReturn2007	8.64%
Annual Return 2008		rr_AnnualReturn2008	(40.91%)
Annual Return 2009		rr_AnnualReturn2009	37.97%
Annual Return 2010		rr_AnnualReturn2010	15.84%
Annual Return 2011		rr_AnnualReturn2011	(4.23%)
Annual Return 2012		rr_AnnualReturn2012	12.14%
Annual Return 2013		rr_AnnualReturn2013	21.26%
Annual Return 2014		rr_AnnualReturn2014	8.38%
Label		rr_AverageAnnualReturnLabel	return before taxes
1 Year		rr_AverageAnnualReturnYear01	8.38%
5 Years		rr_AverageAnnualReturnYear05	10.33%
Since Inception	[12]	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 19, 2006
CLS Domestic Equity Fund | Class N | Return after taxes on distributions
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	(0.77%)
5 Years	[8]	rr_AverageAnnualReturnYear05	8.07%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	3.99%
CLS Domestic Equity Fund | Class N | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	11.74%
5 Years	[8]	rr_AverageAnnualReturnYear05	8.14%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	4.24%
CLS International Equity Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	CLS INTERNATIONAL EQUITY FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective is growth of capital and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of the portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as "Underlying Funds." The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing in Underlying Funds that invest in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The Underlying Funds are selected based on CLS’ “factor-based analysis” as described further below. These investments may include smaller and medium capitalization companies.

• Investing to target a gross yield in excess of the yield of the MSCI ACWI (ex-U.S.) index.

• Investing, under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) in non-U.S. equity securities. This is achieved by investing directly in equities or indirectly by investing in Underlying Funds.

CLS utilizes “factor-based analysis” to actively manage risk within the Fund. CLS uses fundamental and technical analysis of the following factors to evaluate the securities held by the Underlying Funds: size (based on market capitalization), value (based on characteristics such as price-to-book ratio), momentum (based on price performance), volatility (based on price volatility), and quality(based on financial strength and profitability).

For purposes of the Fund’s 80% policy discussed above, the Fund will “look through” investments in Underlying Funds and will include such investments in their respective percentage totals where the identity of the underlying portfolio securities can be reasonably determined.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Investing, under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) in non-U.S. equity securities.
Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Additionally, the risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Risk Lose Money [Text]		rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and over the life of the Fund compared with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and over the life of the Fund compared with those of a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class N Shares Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 16.04% (quarter ended June 30, 2009) and the lowest return for a quarter was -15.07% (quarter ended December 31, 2008). The year to date return for the period ended June 30, 2015 was 4.68%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year to date return for the period
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.68%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.04%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(15.07%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
CLS International Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year	[1]	rr_AverageAnnualReturnYear01	12.56%
5 Years	[1]	rr_AverageAnnualReturnYear05	15.63%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	7.64%
CLS International Equity Fund | MSCI ACWI (ex-US) Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year	[13]	rr_AverageAnnualReturnYear01	(3.87%)
5 Years	[13]	rr_AverageAnnualReturnYear05	4.43%
Since Inception	[13]	rr_AverageAnnualReturnSinceInception	2.53%
CLS International Equity Fund | Class N
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CLHAX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.37%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	0.04%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	[6]	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	[14]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	527
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,033
Annual Return 2007		rr_AnnualReturn2007	5.67%
Annual Return 2008		rr_AnnualReturn2008	(32.09%)
Annual Return 2009		rr_AnnualReturn2009	24.30%
Annual Return 2010		rr_AnnualReturn2010	13.27%
Annual Return 2011		rr_AnnualReturn2011	(0.94%)
Annual Return 2012		rr_AnnualReturn2012	10.22%
Annual Return 2013		rr_AnnualReturn2013	13.38%
Annual Return 2014		rr_AnnualReturn2014	1.25%
Label		rr_AverageAnnualReturnLabel	return before taxes
1 Year		rr_AverageAnnualReturnYear01	1.25%
5 Years		rr_AverageAnnualReturnYear05	7.26%
Since Inception	[15]	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 19, 2006
CLS International Equity Fund | Class N | Return after taxes on distributions
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	(14.13%)
5 Years	[8]	rr_AverageAnnualReturnYear05	3.13%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	0.97%
CLS International Equity Fund | Class N | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	11.66%
5 Years	[8]	rr_AverageAnnualReturnYear05	5.56%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	2.62%
CLS Enhanced Long/Short Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	CLS ENHANCED LONG/SHORT FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective is total return, consisting of capital growth and income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of the portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as "Underlying Funds." The Fund’s investment adviser, CLS Investments, LLC, seeks to achieve the Fund’s investment objective through a long/short investment strategy designed to take advantage of both long (i.e., with the expectation that an investment will rise in value) and short (i.e., with the expectation that an investment will fall in value) positions in the Fund’s portfolio by using the following investment strategies:

• As a long strategy, investing in a diversified portfolio of Underlying Funds with the expectation that the investment will rise in value. The Fund invests primarily in equity Underlying Funds based on U.S. companies, indices and sectors, but may invest in Underlying Funds linked to foreign indexes; as well as Underlying Funds linked to fixed income indexes.

• As a shorting strategy, investing in ETFs that are inverse to the market (the value of the ETF goes up when the market or a certain sector goes down); and

• Writing (selling) exchange traded covered call options with respect to all or a portion of portfolio to generate income as an enhancement to dividends and capital appreciation.

When the Fund sells a covered call option, the purchaser of the option has the right to buy a particular security, including an index-based ETF, at a predetermined price (exercise price) during the life of the option. The option is “covered” because the Fund owns the security at the time it sells the option. The income received by the Fund from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. The Fund generally intends to sell call options that are “out-of-the-money,” meaning that option exercise prices generally will be slightly higher than the current level of the index at the time the options are written. The options are typically written on equity, fixed income and commodity ETFs. If a call option becomes “in-the-money” prior to expiration, the portfolio manager determines whether the security should be allowed to be called away or the call option re-purchased and another “out-of-the-money” call option written based on the volatility of the underlying security and the time to expiration.

Because the Fund invests across multiple asset classes and is invested to maintain a relatively consistent level of risk, the Fund’s risk budget benchmark is included to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s risk budget benchmark is comprised 40% of a diversified equity portfolio and 60% of the 1-3 month U.S. Treasury Index. The diversified equity portfolio is defined as 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US). The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market. The Russell 3000 Index is an index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

CLS seeks to control risk within a given range by estimating the risk of the Fund’s investments and keeping it near that of the risk budget benchmark. CLS’s assessment of a portfolio’s risk evaluates multiple risk factors over various time frames, including the portfolio’s volatility and performance during down periods.

CLS actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries or using a hedging technique, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance. CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund offers a better opportunity to achieve the Fund’s objective. CLS may sell an inverse ETF when it believes that the opportunities for the hedged investment have improved.

CLS will seek to minimize market exposure in the Fund by seeking long positions in Underlying Funds that will appreciate in value if the price of the underlying investment increases and seeking short positions in Underlying Funds that will appreciate in value if the price of the underlying investment decreases. While the Fund will not directly engage in shorting or short selling, the Fund will obtain exposure to short positions through ETFs that are inverse to the market.

Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Covered Call Option Risk: When the Fund writes call options on its portfolio securities it limits its opportunity to profit and, consequently, the Fund could significantly underperform the market.

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Underlying Funds that are linked to foreign indexes may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies that comprise the foreign index generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities held by these Underlying Funds. Additionally, the risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Inverse Risk: The Fund engages in hedging activities by investing in inverse ETFs. Inverse ETF’s may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Risk Lose Money [Text]		rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compared with those of a broad measure of market performance, as well as a customized risk budget benchmark. The risk budget benchmark shows how the Fund’s performance compares to a customized composite with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 40% of a risk budget benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 60% of the 1-3 month Treasury Bill index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compared with those of a broad measure of market performance, as well as a customized risk budget benchmark.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class N Shares Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 5.85% (quarter ended September 30, 2010) and the lowest return for a quarter was -8.58% (quarter ended September 30, 2011) . The year to date return for the period ended June 30, 2015 was 0.67%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year to date return for the period
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.67%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.85%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(8.58%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
CLS Enhanced Long/Short Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year	[1]	rr_AverageAnnualReturnYear01	12.56%
5 Years	[1]	rr_AverageAnnualReturnYear05	15.63%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	16.70%
CLS Enhanced Long/Short Fund | Risk Budget Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year		rr_AverageAnnualReturnYear01	2.37%
5 Years		rr_AverageAnnualReturnYear05	4.61%
Since Inception		rr_AverageAnnualReturnSinceInception	4.97%
CLS Enhanced Long/Short Fund | Class N Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CLEIX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.41%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	[16]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	[17]	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	914
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,019
Annual Return 2010		rr_AnnualReturn2010	7.96%
Annual Return 2011		rr_AnnualReturn2011	(1.44%)
Annual Return 2012		rr_AnnualReturn2012	6.98%
Annual Return 2013		rr_AnnualReturn2013	7.26%
Annual Return 2014		rr_AnnualReturn2014	0.02%
Label		rr_AverageAnnualReturnLabel	return before taxes
1 Year		rr_AverageAnnualReturnYear01	0.02%
5 Years		rr_AverageAnnualReturnYear05	4.08%
Since Inception	[18]	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
CLS Enhanced Long/Short Fund | Class N Shares | Return after taxes on distributions
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	(0.43%)
5 Years	[8]	rr_AverageAnnualReturnYear05	2.79%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	3.29%
CLS Enhanced Long/Short Fund | Class N Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	0.15%
5 Years	[8]	rr_AverageAnnualReturnYear05	2.74%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	3.13%
CLS Flexible Income Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	CLS FLEXIBLE INCOME FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective is total return, consisting of income and capital growth, consistent with preservation of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of the portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund primarily invests in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds that invest in fixed income securities. This group of investments is referred to as "Underlying Funds." The Fund’s investment adviser, CLS Investments, LLC, seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing primarily in Underlying Funds that invest in investment grade fixed income securities with no limit on average duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

• Investing up to 33% of the Fund’s total assets in Underlying Funds that invest in lower quality, high-yielding debt securities (commonly referred to as “junk bonds”), including ETFs that invest in junk bonds. Junk bonds are bonds rated Ba by Moody’s, BB by S&P, or lower.

• Investing up to 33% of the Fund’s total assets in Underlying Funds that invest in debt and equity securities of foreign issuers, including securities denominated in foreign currencies, and U.S. dollar denominated securities of foreign issuers.

Fixed income securities primarily include:

• securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

• corporate debt securities of small and medium capitalization U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

• mortgage-backed and other asset-backed securities;

• debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

• obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises, international agencies or supranational entities.

The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

Because the Fund invests across multiple asset classes and is invested to maintain a relatively consistent level of risk, the Fund’s risk budget benchmark is included to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s risk budget benchmark is comprised 20% of a diversified equity portfolio and 80% of the 1-3 month U.S. Treasury Index. The diversified equity portfolio is further weighted 60% of the Russell 3000 Index and 40% of the MSCI ACWI (ex-US). The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market. The Russell 3000 Index is an index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

In selecting securities for the Fund, CLS develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on CLS’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors. Corporate debt may be issued by companies of any capitalization.

CLS attempts to identify areas of the bond market that are undervalued relative to the rest of the market. CLS identifies these areas by grouping bonds into sectors such as money markets, governments, corporate, mortgages, asset-backed and international. Once investment opportunities are identified, CLS will sell securities and shift assets among sectors depending upon changes in valuations and bond yields.

Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk: When the Fund invests in fixed income securities or in Underlying Funds that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Inflation-indexed bonds decline in value when real interest rates rise. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Additionally, the risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. US government securities include zero-coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Management Risk: CLS will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. If CLS is incorrect in its assessment of the direction of interest rates, the credit worthiness of an issuer, or any other factor that impacts the price of fixed income securities, the Fund’s value may be adversely affected.

Mortgage and Asset-Backed Securities Risk: The default rate on underlying mortgage loans or asset-backed loans may be higher than anticipated, potentially reducing payments to the Fund via investment funds. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities held by an investment fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

Smaller and Medium Issuer Risk: Investments in securities issued by small and medium capitalization companies (either directly or through ETFs) may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Risk Lose Money [Text]		rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compared with those of a broad measure of market performance as well as a customized risk budget benchmark. The risk budget benchmark shows how the Fund’s performance compares to a custom composite with similar risk levels. The risk budget benchmark consists of (i) 20% of a risk budget benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 80% of the 1-3 month Treasury Bill index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compared with those of a broad measure of market performance as well as a customized risk budget benchmark.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class N Shares Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 3.41% (quarter ended September 30, 2010) and the lowest return for a quarter was -2.15% (quarter ended June 30, 2013) . The year to date return for the period ended June 30, 2015 was 0.27%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year to date return for the period
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.27%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.41%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.15%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
CLS Flexible Income Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year	[1]	rr_AverageAnnualReturnYear01	12.56%
5 Years	[1]	rr_AverageAnnualReturnYear05	15.63%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	16.70%
CLS Flexible Income Fund | Risk Budget Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year		rr_AverageAnnualReturnYear01	1.20%
5 Years		rr_AverageAnnualReturnYear05	2.36%
Since Inception		rr_AverageAnnualReturnSinceInception	2.53%
CLS Flexible Income Fund | Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year	[19]	rr_AverageAnnualReturnYear01	5.97%
5 Years	[19]	rr_AverageAnnualReturnYear05	4.45%
Since Inception	[19]	rr_AverageAnnualReturnSinceInception	4.20%
CLS Flexible Income Fund | Class N Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CLFLX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	[20]	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	[21]	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	658
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,466
Annual Return 2010		rr_AnnualReturn2010	6.48%
Annual Return 2011		rr_AnnualReturn2011	4.90%
Annual Return 2012		rr_AnnualReturn2012	5.39%
Annual Return 2013		rr_AnnualReturn2013	(0.32%)
Annual Return 2014		rr_AnnualReturn2014	2.35%
Label		rr_AverageAnnualReturnLabel	return before taxes
1 Year		rr_AverageAnnualReturnYear01	2.35%
5 Years		rr_AverageAnnualReturnYear05	3.73%
Since Inception		rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	[22]	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
CLS Flexible Income Fund | Class N Shares | Return after taxes on distributions
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	1.37%
5 Years	[8]	rr_AverageAnnualReturnYear05	2.63%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	2.41%
CLS Flexible Income Fund | Class N Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	1.33%
5 Years	[8]	rr_AverageAnnualReturnYear05	2.50%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	2.32%
CLS Global Aggressive Equity Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	CLS GLOBAL AGGRESSIVE EQUITY FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective is long-term growth.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of the portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as "Underlying Funds." The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing in Underlying Funds that seek capital growth by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The Underlying Funds used by the Fund in its allocations consist primarily of ETFs. The Underlying Funds are selected based on their security selection methodology, asset class trend, asset class fundamentals, diversification impact, cost and liquidity. These investments may include smaller and medium capitalization companies.

• Investing, under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) in equity securities. This is achieved by investing directly in equities or indirectly by investing in Underlying Funds.

• Investing, under normal market conditions, in at least three different countries, and approximately 40% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) outside the U.S.

• Using long and covered call options and long futures on equity, fixed income, and commodity ETFs to obtain additional exposure to the market when CLS believes that a particular asset class, sector, region or country offers superior opportunities for return relative to the risk.

When the Fund purchases call options, the Fund has the right to buy a particular security, including, for example, an index-based ETF, at a predetermined price (exercise price) during the life of the option. When the Fund sells (or “writes”) a covered call option, the purchases of the option has the right to buy a particular security held by the Fund, including, for example, an index-based ETF, at a predetermined price (exercise price) during the life of the option.

When the Fund enters into a long futures contract, the Fund agrees to buy a standardize quantity of an asset or security for an agreed upon price with payment and delivery occurring at a specified future date (the delivery date). Unlike an options contract, the Fund must purchase the asset or security on the delivery date unless the Fund terminates the contract prior to such date.

CLS actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk among equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio. Because the Fund invests across multiple asset classes and is invested to maintain a relatively consistent level of risk, the Fund’s risk budget benchmark is included to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s risk budget benchmark is presented to reflect 110% of the risk of a diversified equity portfolio. The diversified equity portfolio is defined as 60% of the Russell 3000 Index and 40% of the MSCI ACWI (ex-US). The 110% weighting against this benchmark is consistent with the risk level of the Fund, meaning that the Fund will be invested to maintain a higher overall risk tolerance within its portfolio than the diversified equity portfolio. The indexes underlying the diversified equity portfolio are utilized to reflect the Fund’s broad exposure to the global equity market. The Russell 3000 Index is an index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

For purposes of the Fund’s 80% and 40% policies discussed above, the Fund will “look through” investments in Underlying Funds and will include such investments in their respective percentage totals where the identity of the underlying portfolio securities can be reasonably determined.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Investing, under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) in equity securities.
Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Derivatives Risk: The Fund’s investment in derivatives subjects the Fund to the risk that the Fund will incur a loss greater than the Fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, options and futures, and may be used by the Fund in order to hedge portfolio risks or to attempt to increase yield.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Additionally, the risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Leverage Risk: The Fund’s use of options and futures is a form of leverage. Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected. The Fund’s use of leverage may amplify this risk.

Market Risk: Investments in securities, and derivatives such as options and futures, in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Risk Lose Money [Text]		rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compared with those of a broad measure of market performance, as well as a customized risk budget benchmark. The risk budget benchmark shows how the Fund’s performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of 110% of a risk budget benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US). Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compared with those of a broad measure of market performance, as well as a customized risk budget benchmark.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class N Shares Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 13.89% (quarter ended September 30, 2010) and the lowest return for a quarter was -20.44% (quarter ended September 30, 2011) . The year to date return for the period ended June 30, 2015 was 3.30%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year to date return for the period
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.30%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	13.89%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.44%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
CLS Global Aggressive Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year	[1]	rr_AverageAnnualReturnYear01	12.56%
5 Years	[1]	rr_AverageAnnualReturnYear05	15.63%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	16.70%
CLS Global Aggressive Equity Fund | Risk Budget Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year		rr_AverageAnnualReturnYear01	6.33%
5 Years		rr_AverageAnnualReturnYear05	12.22%
Since Inception		rr_AverageAnnualReturnSinceInception	13.29%
CLS Global Aggressive Equity Fund | Class N Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CLACX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	[23]	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.93%
Fee Waiver or Reimbursement	[24]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	586
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,022
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,237
Annual Return 2010		rr_AnnualReturn2010	15.33%
Annual Return 2011		rr_AnnualReturn2011	(5.99%)
Annual Return 2012		rr_AnnualReturn2012	14.64%
Annual Return 2013		rr_AnnualReturn2013	26.92%
Annual Return 2014		rr_AnnualReturn2014	3.33%
Label		rr_AverageAnnualReturnLabel	return before taxes
1 Year		rr_AverageAnnualReturnYear01	3.33%
5 Years		rr_AverageAnnualReturnYear05	10.27%
Since Inception	[25]	rr_AverageAnnualReturnSinceInception	11.26%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
CLS Global Aggressive Equity Fund | Class N Shares | Return after taxes on distributions
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	1.71%
5 Years	[8]	rr_AverageAnnualReturnYear05	8.86%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	9.87%
CLS Global Aggressive Equity Fund | Class N Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	2.61%
5 Years	[8]	rr_AverageAnnualReturnYear05	8.08%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	8.91%
CLS Shelter Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	CLS SHELTER FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is limiting the impact of large equity market declines.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	The Fund's secondary investment objective is growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of the portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	106.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. Treasury bills, individual equity securities, exchange traded funds (“ETFs”), open-end mutual funds and closed-end funds that each invest primarily in equity securities (common stock and securities convertible into common stock). This group of ETFs and funds is referred to as "Underlying Funds." Equity securities, whether purchased directly or indirectly through Underlying Funds, are not restricted by issuer capitalization or country. The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objectives by using a variety of strategies. CLS will seek to "shelter" the Fund's portfolio from large equity market declines by investing a portion of the Fund's assets for protection in low and minimum volatility equity ETFs and U.S. Treasury bills. As with any mutual fund, there is no guarantee that the Fund will achieve its goal. CLS will use the following principal investment strategies:

• Using a tactical allocation model to determine what portion of the Fund’s portfolio should be invested for growth of capital and what portion of the Fund’s portfolio should be sheltered by investing for protection.

• Investing the protection portion of the Fund’s portfolio in low and minimum volatility equity ETFs and U.S. Treasury bills in order to reduce the impact of large equity market declines.

• Investing the growth of capital portion of the Fund’s portfolio in (i) Underlying Funds that seek capital growth or appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation. CLS actively manages the growth of capital portion of the Fund’s portfolio by increasing or decreasing the Fund’s investment in particular equity asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities using fundamental and technical analysis.

Allocation of Fund assets between growth of capital and protection is influenced by the current market prices of the Fund’s investments. As prices decline, the Fund is more likely to invest in assets for protection. Likewise, as prices increase, the Fund is more likely to invest in assets for growth of capital.

CLS projects that the Fund’s risk will be similar to a globally diversified equity portfolio composed of 80% U.S. stocks and 20% international stocks. CLS may engage in frequent buying and selling of securities to achieve the Fund’s objectives.

Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund invests. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

• Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Additionally, the risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

• Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. US government securities include zero-coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The risk level of the Fund will vary significantly with moves between the growth of capital and protection portfolios. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected. The risk level of the Fund will vary significantly with moves between the growth and protection portfolios. Additionally, In seeking lower volatility ETFs, CLS’ selection may prove to be incorrect and the ETFs selected may not provide the lower volatility sought.

• Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

• Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.

• Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Risk Lose Money [Text]		rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compared with those of a broad measure of market performance. The Fund's allocation varies based on the market environment. The risk-based benchmark may vary significantly with the Fund's allocation at any given time. The risk-based benchmark shows how the Fund’s performance compares to a custom composite with similar expected risk levels as the Fund over longer periods of time. The risk-based benchmark consists of (i) 75% of a risk budget benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 25% of the 1-3 month Treasury Bill index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compared with those of a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class N Shares Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 8.91% (quarter ended December 31, 2013) and the lowest return for a quarter was -11.73% (quarter ended September 30, 2011) . The year to date return for the period ended June 30, 2015 was 1.94%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year to date return for the period
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.94%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	8.91%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(11.73%)
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
CLS Shelter Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year	[1]	rr_AverageAnnualReturnYear01	12.56%
5 Years	[1]	rr_AverageAnnualReturnYear05	15.63%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	15.38%
CLS Shelter Fund | Risk Budget Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]		rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 Year		rr_AverageAnnualReturnYear01	6.84%
5 Years		rr_AverageAnnualReturnYear05	10.09%
Since Inception		rr_AverageAnnualReturnSinceInception	9.96%
CLS Shelter Fund | Class N
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	CLSHX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	[26]	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	[27]	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	450
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	786
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,736
Annual Return 2010		rr_AnnualReturn2010	9.28%
Annual Return 2011		rr_AnnualReturn2011	(9.89%)
Annual Return 2012		rr_AnnualReturn2012	(1.75%)
Annual Return 2013		rr_AnnualReturn2013	26.49%
Annual Return 2014		rr_AnnualReturn2014	7.65%
Label		rr_AverageAnnualReturnLabel	return before taxes
1 Year		rr_AverageAnnualReturnYear01	7.65%
5 Years		rr_AverageAnnualReturnYear05	5.67%
Since Inception	[28]	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 30, 2009
CLS Shelter Fund | Class N | Return after taxes on distributions
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	7.33%
5 Years	[8]	rr_AverageAnnualReturnYear05	5.54%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	5.53%
CLS Shelter Fund | Class N | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year	[8]	rr_AverageAnnualReturnYear01	4.33%
5 Years	[8]	rr_AverageAnnualReturnYear05	4.40%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	4.40%

[1]	The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.
[2]	This number represents the combined total fees and operating expenses of the Underlying Funds (i.e., exchange traded funds ("ETFs"), other open-end mutual funds, and closed-end funds) owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	The fees shown above take into account CLS Investments, LLC ("CLS") advisory fee waiver agreement to limit total operating expenses at least through December 31, 2016, so that Class N Share and Class C Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% and 2.15% of average daily net assets; respectively. Any waiver may be recouped by CLS from the Fund within three years of when the amounts were waived to the extent that expenses do not exceed the expense limitation in place at the time of waiver. Only the Fund's Board of Trustees may elect to terminate the advisory fee waiver agreement.
[4]	Class N Shares have lower expenses than Class C Shares of the CLS Global Diversified Equity Fund, and unlike Class C Shares, are not subject to any contingent deferred sales charge.
[5]	After-tax returns are shown for Class N Shares only and will differ from Class C Shares because Class C Shares have a higher expense ratio. After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[6]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[7]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2016, so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Any waiver may be recouped by CLS from the Fund within three years of when the amounts were waived to the extent that expenses do not exceed the expense limitation in place at the time of waiver. Only the Fund's Board of Trustees may elect to terminate the advisory fee waiver agreement.
[8]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[9]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2016, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Any waiver may be recouped by CLS from the Fund within three years of when the amounts were waived to the extent that expenses do not exceed the expense limitation in place at the time of waiver. Only the Fund's Board of Trustees may elect to terminate the fee waiver agreement.
[10]	The Fund commenced operations on January 27, 2006.
[11]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2016, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Any waiver may be recouped by CLS from the Fund within three years of when the amounts were waived to the extent that expenses do not exceed the expense limitation in place at the time of waiver. Only the Fund's Board of Trustees may elect to terminate the fee waiver agreement.
[12]	The CLS Domestic Equity Fund commenced operations on April 19, 2006.
[13]	The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world with the exception of U.S.-based equities. The index includes both developed and emerging markets. Concurrently with the effectiveness of this registration statement and the Fund's expected allocation to non-U.S. securities, the CLS International Equity Fund is replacing the Russell 3000 Index with the MSCI ACWI (ex-US) as the Fund's primary broad-based index.
[14]	The one-year fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2016, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Any waiver may be recouped by CLS from the Fund within three years of when the amounts were waived to the extent that expenses do not exceed the expense limitation in place at the time of waiver. Only the Fund's Board of Trustees may elect to terminate the fee waiver agreement.
[15]	The CLS International Equity Fund commenced operations April 19, 2006.
[16]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[17]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2016, so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.05% of average daily net assets. Any waiver may be recouped by CLS from the Fund within three years of when the amounts were waived to the extent that expenses do not exceed the expense limitation in place at the time of waiver. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.
[18]	CLS Enhanced Long/Short Fund commenced operations on October 1, 2009.
[19]	The average annual total return shown for the Barclays Aggregate Bond Index is since September 30, 2009, which is the date closest to the commencement date of the CLS Flexible Income Fund Class N Shares.
[20]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[21]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2016, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 0.80% of average daily net assets. Any waiver may be recouped by CLS from the Fund within three years of when the amounts were waived to the extent that expenses do not exceed the expense limitation in place at the time of the wavier. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.
[22]	CLS Flexible Income Fund commenced operations on October 1, 2009.
[23]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[24]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2016, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Any waiver may be recouped by CLS from the Fund within three years of when the amounts were waived to the extent that expenses do not exceed the expense limitation in place at the time of waiver. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.
[25]	CLS Global Aggressive Equity Fund commenced operations on October 1, 2009.
[26]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[27]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2016, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Any waiver may be recouped by CLS from the Fund within three years of when the amounts were waived to the extent that expenses do not exceed the expense limitation in place at the time of waiver. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.
[28]	CLS Shelter Fund commenced operation on December 30, 2009.